Personnel Salaries and Expenses (Details) - Schedule of personnel salaries and expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of personnel salaries and expenses [Abstract]
Personnel compensation	$ 248,926	$ 265,312	$ 260,445
Bonuses or gratifications	83,906	77,046	78,534
Stock-based benefits	(315)	(1,589)	(315)
Seniority compensation	25,878	22,380	25,006
Pension plans	(873)	1,026	567
Training expenses	2,659	2,887	4,918
Day care and kindergarten	2,812	2,769	2,731
Welfare funds	6,400	6,531	6,644
Other personnel expenses	28,282	32,308	31,627
Total	$ 397,675	$ 408,670	$ 410,157